PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT [Abstract]
Property, Plant and Equipment

			Furniture,			Assets
	Facility	Leasehold	fixture and	Computer		under
	Leases	Improvements	equipment	Equipment	Vehicles	Construction	Total
	(US$’000)
Cost
At July 1, 2020	83,665	20,127	26,410	50,603	1,026	741	182,572
Additions	29,388	5,351	4,625	10,396	298	1,092	51,150
Transfer from CWIP	—	248	440	53	—	(741)	—
Foreign exchange movements	1,227	65	171	210	8	—	1,681
Disposal	(3,207)	—	(10)	(423)	(50)	—	(3,690)
At June 30, 2021	111,073	25,791	31,636	60,839	1,282	1,092	231,713

Accumulated depreciation
At July 1, 2020	22,137	15,092	17,414	42,711	630	—	97,984
Charge for the year	13,988	3,033	3,378	6,521	222	—	27,142
Disposal	—	—	(10)	(74)	(32)	—	(116)
At June 30, 2021	36,125	18,125	20,782	49,158	820	—	125,010

Net book value
At June 30, 2021	74,948	7,666	10,854	11,681	462	1,092	106,703
At June 30, 2020	61,528	5,035	8,996	7,892	396	741	84,588

Cost
At July 1, 2019	74,077	17,318	19,775	42,984	759	2,781	157,694
Additions	12,288	1,638	5,704	6,775	393	741	27,539
Transfer from CWIP	—	1,128	710	943	—	(2,781)	—
Foreign exchange movements	358	43	221	71	(64)	—	629
Disposal	(3,058)	—	—	(170)	(62)	—	(3,290)
At June 30, 2020	83,665	20,127	26,410	50,603	1,026	741	182,572

Accumulated depreciation
At July 1, 2019	10,422	12,674	14,329	37,451	509	—	75,385
Charge for the year	12,149	2,418	3,085	5,279	169	—	23,100
Disposal	(434)	—	—	(19)	(48)	—	(501)
At June 30, 2020	22,137	15,092	17,414	42,711	630	—	97,984

Net book value
At June 30, 2020	61,528	5,035	8,996	7,892	396	741	84,588
At June 30, 2019	63,655	4,644	5,446	5,533	250	2,781	82,309

Depreciation Charge

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Depreciation from continuing operations	27,142	23,100	19,173
Depreciation from discontinued operations	—	—	905
Total	27,142	23,100	20,078

Right of Use Assets

			Furniture,			Assets
	Facility	Leasehold	fixture and	Computer		under
	Leases	Improvements	equipment	Equipment	Vehicles	Construction	Total
	(US$’000)
Right-of-use assets
Balance at July 1, 2020	61,276	1,507	5,085	2,961	414	—	71,243
Additions	29,388	576	177	109	—	—	30,250
Disposal - net of depreciation	(3,207)	—	—	(349)	(8)	—	(3,564)
Transferred to owned	—	(1,123)	(4,434)	(1,629)	—	—	(7,186)
Foreign exchange movements	1,220	79	254	180	19	—	1,752
Depreciation charge for the year	(13,929)	(600)	(1,082)	(840)	(169)	—	(16,620)
Balance at June 30, 2021	74,748	439	—	432	256	—	75,875

Balance at July 1, 2019	63,357	321	1,320	913	282	1,488	67,681
Transfer from CWIP	—	388	703	397	—	(1,488)	—
Additions	12,288	1,474	4,900	2,835	309	—	21,806
Disposal - net of depreciation	(2,624)	—	—	(151)	(5)	—	(2,780)
Foreign exchange movements	323	34	121	28	(9)	—	497
Depreciation charge for the year	(12,068)	(710)	(1,959)	(1,061)	(163)	—	(15,961)
Balance at June 30, 2020	61,276	1,507	5,085	2,961	414	—	71,243

Lease Liabilities

	June 30,	June 30,
	2021	2020
	(US$’000)
Lease liabilities included in statement of financial position as of	83,999	74,712
Current	12,121	12,668
Non Current	71,878	62,044